INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of Inventories	Inventories as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
Products	766,529	1,121,107